Income Taxes - Reconciliation of the Federal Statutory Tax Rate to Total Provisions (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	1.67%	(5.02%)	3.40%
Federal research credit	(0.28%)	(1.47%)	(0.28%)
Domestic manufacturing deduction	(2.11%)	(9.98%)	(2.39%)
Equity in losses of foreign joint venture	0.27%	2.88%	0.89%
Impairment on investment in foreign joint venture		22.14%
Foreign rate differential	(1.05%)	(5.04%)	(0.97%)
Noncontrolling interests	(2.81%)	(16.27%)	(3.03%)
Out-of-period correction	(0.22%)	(4.02%)	(1.15%)
Other, net	0.20%	1.97%	0.67%
Provision for income taxes	30.67%	20.19%	32.14%